Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares

Supplement dated June 20, 2019

to Currently Effective Prospectuses

On June 19, 2019, the Board of Trustees of Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) approved the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”) as the new primary benchmark for the Fund, replacing 3-Month USD LIBOR. The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis. Janus Capital believes that the T-Bill Index represents a more relevant cash benchmark for the Fund. In addition, regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021. The change in the Fund’s primary benchmark is not expected to impact how the Fund is managed. In addition to replacing the primary benchmark, Jason England will become Executive Vice President and Co-Portfolio Manager of the Fund.

Based on the above changes, effective on or about June 28, 2019, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception (5/27/14)
Class I Shares
Return Before Taxes	2.43%	1.60%
Return After Taxes on Distributions	1.35%	0.58%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.41%	0.76%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class A Shares
Return Before Taxes(2)	–2.70%	–0.03%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class C Shares
Return Before Taxes(3)	0.41%	0.60%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception (5/27/14)
Class S Shares
Return Before Taxes	1.99%	1.15%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class N Shares
Return Before Taxes	2.47%	1.62%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class R Shares
Return Before Taxes	1.71%	0.89%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
Class T Shares
Return Before Taxes	2.23%	1.37%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

2.

Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet point after the table in their entirety:

Effective June 28, 2019, the Fund’s primary benchmark index changed from the 3-Month USD LIBOR to the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”). Janus Capital believes that the T-Bill Index represents a more relevant cash benchmark for the Fund, as it does not contain credit exposure. In addition, regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021. The indices are described below.

•	The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis.

•	The 3-Month USD LIBOR is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).

3.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Nick Maroutsos is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since February 2019. Jason England is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019.

2

4.	Under “Investment Personnel” in the Management of the Fund section of the Fund’s prospectus, the following information replaces the corresponding information in its entirety:

Janus Henderson Absolute Return Income Opportunities Fund

Co-Portfolio Managers Nick Maroutsos and Jason England jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Nick Maroutsos is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since February 2019. Mr. Maroutsos is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in 2015, and is a member of the Janus Global Macro leadership team. Prior to joining Janus Capital, Mr. Maroutsos was a Founder and Managing Director of Kapstream Capital, now a Janus Henderson subsidiary. Prior to forming Kapstream Capital in 2006, Mr. Maroutsos held positions with Pacific Investment Management Company LLC from 1999 to 2005. Mr. Maroutsos holds a Bachelor of Arts degree in Economics from the University of California at San Diego and an MBA from the UCLA Anderson School of Management.

Jason England is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019. Mr. England is also Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in 2017, Mr. England was with Pacific Investment Management Company LLC, most recently as senior vice president and portfolio manager for core sector fund separate account portfolios. While at Pacific Investment Management Company LLC from 1994 to 2015, he was involved with launching their first hedge fund, exchange traded fund and global multi-asset product portfolios as well as management of numerous fixed income and asset allocation portfolios. Mr. England holds a Bachelor’s degree in Business Administration and Finance and an MBA from the University of Southern California Marshall School of Business.

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Class D Shares

Supplement dated June 20, 2019

to Currently Effective Prospectuses

On June 19, 2019, the Board of Trustees of Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) approved the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”) as the new primary benchmark for the Fund, replacing 3-Month USD LIBOR. The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis. Janus Capital believes that the T-Bill Index represents a more relevant cash benchmark for the Fund. In addition, regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021. The change in the Fund’s primary benchmark is not expected to impact how the Fund is managed. In addition to replacing the primary benchmark, Jason England will become Executive Vice President and Co-Portfolio Manager of the Fund.

Based on the above changes, effective on or about June 28, 2019, the Fund’s prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnote replaces the corresponding table and footnote in their entirety:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception (5/27/14)
Class D Shares
Return Before Taxes	2.20%	1.38%
Return After Taxes on Distributions	1.21%	0.44%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.28%	0.63%
FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes)	0.84%	0.32%
3-Month USD LIBOR (reflects no deduction for expenses, fees, or taxes)	1.11%	0.59%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

2.

Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet point after the table in their entirety:

Effective June 28, 2019, the Fund’s primary benchmark index changed from the 3-Month USD LIBOR to the FTSE 3-Month US Treasury Bill Index (the “T-Bill Index”). Janus Capital believes that the T-Bill Index represents a more relevant cash benchmark for the Fund, as it does not contain credit exposure. In addition, regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021. The indices are described below.

•	The T-Bill Index is an unmanaged index designed to represent the average of Treasury bill rates for each of the prior 3 months, adjusted to a bond equivalent basis.

•	The 3-Month USD LIBOR is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).

3.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Nick Maroutsos is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since February 2019. Jason England is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019.

4.	Under “Investment Personnel” in the Management of the Fund section of the Fund’s prospectus, the following information replaces the corresponding information in its entirety:

Janus Henderson Absolute Return Income Opportunities Fund

Co-Portfolio Managers Nick Maroutsos and Jason England jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Nick Maroutsos is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since February 2019. Mr. Maroutsos is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in 2015, and is a member of the Janus Global Macro leadership team. Prior to joining Janus Capital, Mr. Maroutsos was a Founder and Managing Director of Kapstream Capital, now a Janus Henderson subsidiary. Prior to forming Kapstream Capital in 2006, Mr. Maroutsos held positions with Pacific Investment Management Company LLC from 1999 to 2005. Mr. Maroutsos holds a Bachelor of Arts degree in Economics from the University of California at San Diego and an MBA from the UCLA Anderson School of Management.

Jason England is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019. Mr. England is also Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in 2017, Mr. England was with Pacific Investment Management Company LLC, most recently as senior vice president and portfolio manager for core sector fund separate account portfolios. While at Pacific Investment Management Company LLC from 1994 to 2015, he was involved with launching their first hedge fund, exchange traded fund and global multi-asset product portfolios as well as management of numerous fixed income and asset allocation portfolios. Mr. England holds a Bachelor’s degree in Business Administration and Finance and an MBA from the University of Southern California Marshall School of Business.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Supplement dated June 20, 2019

to Currently Effective Statement of Additional Information

Effective on or about June 28, 2019, the statement of additional information (the “SAI”) for Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) is amended as follows:

1.	In the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Officers” in alphabetical order:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Jason England 151 Detroit Street Denver, CO 80206 DOB: 1969	Executive Vice President and Co-Portfolio Manager Janus Henderson Absolute Return Income Opportunities Fund	6/19-Present	Formerly, Senior Vice President, Portfolio Manager at Pacific Investment Management Company (1994 - 2015).

Nick Maroutsos 151 Detroit Street Denver, CO 80206 DOB: 1976	Executive Vice President and Co-Portfolio Manager Janus Henderson Absolute Return Income Opportunities Fund	2/19-Present	Founder and Managing Director at Kapstream Capital (2006 - Present).

2.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jason England(3)**	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $878.12M	4 $357.99M	1 $575.42M
(3)	Effective June 28, 2019, Co-Portfolio Manager Jason England assumed shared responsibility for the day-to-day management of the Fund.
**	As of April 30, 2019.

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds

Jason England(2)**	Janus Henderson Absolute Return Income Opportunities Fund	None	$100,001-$500,000
(2)	Effective June 28, 2019, Co-Portfolio Manager Jason England assumed shared responsibility for the day-to-day management of the Fund.
**	As of April 30, 2019.

Please retain this Supplement with your records.